LARGECAP FUND SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%		$117,654,023
(COST $122,431,066)

Communication Services - 11.1%		13,155,488
Entertainment - 3.3%
Activision Blizzard, Inc.	26,500	1,340,900
The Walt Disney Co.	12,975	1,780,948
Viacom, Inc. Class B	31,725	792,491
Interactive Media & Services - 5.8%
Alphabet, Inc. Class A (a)	3,625	4,315,670
Facebook, Inc. Class A (a)	13,950	2,590,097
Media - 2.0%
CBS Corp. Class B	55,525	2,335,382

Consumer Discretionary - 11.0%		12,943,389
Automobiles - 0.9%
Harley-Davidson, Inc.	34,400	1,097,360
Distributors - 1.3%
LKQ Corp. (a)	58,300	1,531,541
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	6,025	581,774
Household Durables - 1.2%
TopBuild Corp. (a)	15,600	1,444,872
Internet & Direct Marketing Retail - 2.2%
eBay, Inc.	62,695	2,525,982
Leisure Products - 0.8%
Brunswick Corp.	19,700	918,020
Multiline Retail - 1.2%
Target Corp.	13,560	1,451,462
Specialty Retail - 2.9%
Bed Bath & Beyond, Inc.	110,900	1,072,403
Lumber Liquidators Holdings, Inc. (a)	150,775	1,418,792
Party City Holdco, Inc. (a)	191,741	901,183

Consumer Staples - 4.5%		5,333,185
Food & Staples Retailing - 2.0%
Walgreens Boots Alliance, Inc.	46,850	2,398,252
Food Products - 1.5%
The Kraft Heinz Co.	69,150	1,764,708
Household Products - 1.0%
Kimberly-Clark Corp.	8,293	1,170,225

Energy - 6.1%		7,162,512
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	26,844	870,551
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	9,820	1,156,010
Devon Energy Corp.	28,225	620,668
EOG Resources, Inc.	9,475	702,950
Exxon Mobil Corp.	28,470	1,949,626
Noble Energy, Inc.	37,400	844,492
Pioneer Natural Resources Co.	8,250	1,018,215

Financials - 15.9%		18,728,332
Banks - 9.5%
Bank of America Corp.	96,400	2,651,963
CIT Group, Inc.	30,925	1,317,096
Citigroup, Inc.	39,530	2,543,756
JPMorgan Chase & Co.	22,955	2,521,836
PNC Financial Services Group, Inc.	7,145	921,205
SunTrust Banks, Inc.	10,450	642,780

Zions Bancorporation, N.A.	13,025	535,197
Capital Markets - 4.8%
Northern Trust Corp.	18,635	1,638,576
State Street Corp.	33,300	1,708,623
The Charles Schwab Corp.	28,500	1,090,695
The Goldman Sachs Group, Inc.	5,775	1,177,580
Consumer Finance - 0.5%
Discover Financial Services	7,920	633,362
Insurance - 1.1%
Fidelity National Financial, Inc.	30,625	1,345,663

Health Care - 19.8%		23,321,912
Biotechnology - 6.2%
AbbVie, Inc.	24,125	1,585,978
Amgen, Inc.	5,475	1,142,195
Celgene Corp. (a)	28,375	2,746,699
Exact Sciences Corp. (a)	13,200	1,573,704
MiMedx Group Inc. (a)	57,600	296,640
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	13,875	1,183,815
Health Care Providers & Services - 8.9%
Cigna Corp.	7,750	1,193,268
CVS Health Corp.	39,600	2,412,432
Hanger, Inc. (a)	73,174	1,381,525
HCA Healthcare, Inc.	9,800	1,177,960
McKesson Corp.	18,460	2,552,464
UnitedHealth Group, Inc.	7,400	1,731,600
Pharmaceuticals - 3.7%
Johnson & Johnson	8,710	1,118,016
Merck & Co., Inc.	13,900	1,201,933
Pfizer, Inc.	56,925	2,023,683

Industrials - 7.8%		9,155,333
Air Freight & Logistics - 1.4%
FedEx Corp.	10,675	1,693,162
Building Products - 1.9%
Masco Corp.	53,775	2,190,256
Industrial Conglomerates - 2.4%
3M Co.	5,400	873,288
General Electric Co.	233,025	1,922,456
Machinery - 1.1%
Wabtec Corp.	18,251	1,263,152
Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. (a)	31,175	1,213,019

Information Technology - 22.1%		26,076,296
Communications Equipment - 3.1%
Cisco Systems, Inc.	43,285	2,026,171
Lumentum Holdings, Inc. (a)	13,700	763,912
Viavi Solutions, Inc. (a)	61,435	853,332
Electronic Equipment, Instruments & Components - 1.9%
Corning, Inc.	43,650	1,215,653
II-VI, Inc. (a)	27,775	1,041,840
IT Services - 3.9%
Alliance Data Systems Corp.	16,600	2,040,969
Fiserv, Inc. (a)	10,924	1,168,213
PayPal Holdings, Inc. (a)	7,835	854,407
Visa, Inc. Class A	3,250	587,665
Semiconductors & Semiconductor Equipment - 6.7%
Infineon Technologies A.G. ADR	131,450	2,268,827
Intel Corp.	22,500	1,066,725
NXP Semiconductors N.V.	15,400	1,572,956
Qualcomm, Inc.	38,455	2,990,645
Software - 4.7%
Microsoft Corp.	25,601	3,529,353
Oracle Corp.	38,475	2,003,009

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	10,025	2,092,619

Materials - 1.5%		1,777,576
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	193,425	1,777,576

SHORT-TERM INVESTMENTS - 0.0%^		878
(COST $878)

Money market funds - 0.0%^		878
First American Government Obligations Fund Class X, 2.028% (b)	878	878

TOTAL INVESTMENTS - 99.8% (COST $122,431,944)		117,654,901

NET OTHER ASSETS AND LIABILITIES - 0.2%		202,517

NET ASSETS - 100.0%		$117,857,418

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2019.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	13,155,488	–	–	13,155,488
Consumer discretionary	12,943,389	–	–	12,943,389
Consumer staples	5,333,185	–	–	5,333,185
Energy	7,162,512	–	–	7,162,512
Financials	18,728,332	–	–	18,728,332
Health care	23,321,912	–	–	23,321,912
Industrials	9,155,333	–	–	9,155,333
Information technology	26,076,296	–	–	26,076,296
Materials	1,777,576	–	–	1,777,576
Total common stocks	117,654,023	–	–	117,654,023
Short-term investments
Money market funds	878	–	–	878
Total short-term investments	878	–	–	878
Total investments	$117,654,901	$–	$–	$117,654,901

The Fund did not invest in any level-3 investments as of and during the period ended August 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2019

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.